Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	LK Balanced Fund
Class Name	Institutional Class
Trading Symbol	LKBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
Additional Information Phone Number	1-855-698-1378
Additional Information Website	https://www.lkfunds.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
[1]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 25,145,097
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 19,970
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,145,097
Number of Holdings	48
Net Advisory Fee	$19,970
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	6.9%
Berkshire Hathaway	4.4%
Federal Home Loan Banks	4.0%
Microsoft	3.8%
Thermo Fisher Scientific	3.7%
Aflac	3.5%
Texas Pacific Land	3.4%
HCA Healthcare	3.3%
Phillips 66	3.2%
Alphabet	3.1%

Updated Prospectus Web Address	https://www.lkfunds.com/#literature

[1]
*	Annualized